Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding	12,674,486	5,034,858
Number of Options, Granted	2,542,685	518,684
Number of Options, Exercised		255,062
Number of Options, Forfeited - unvested	(17,281)
Number of Options, Forfeited - vested	(55,079)	(68,090)
Number of Options, Expired		340,570
Number of Options, Outstanding	15,144,811	12,674,486	5,034,858
Number of Options, Exercisable	9,923,454	3,704,417
Number of Options, Vested and expected to vest	15,144,811
Weighted Average Exercise Price per Share
Weighted- Average Exercise Price per Share, Outstanding	$ 4.01	$ 9.26
Weighted- Average Exercise Price per Share, Granted		18.52
Weighted- Average Exercise Price per Share, Exercised		0.57
Weighted- Average Exercise Price per Share, Forfeited - unvested	5.56
Weighted- Average Exercise Price per Share, Forfeited - vested	4.11	10.98
Weighted- Average Exercise Price per Share, Expired		1.49
Weighted- Average Exercise Price per Share, Outstanding	3.89	4.01	$ 9.26
Weighted- Average Exercise Price per Share, Exercisable	3.58	$ 9.21
Weighted- Average Exercise Price per Share, Vested and expected to vest	$ 3.89
Weighted Average Remaining Contractual Term (Years)
Weighted- Average Remaining Contractual Term (Years), Outstanding	6 years 6 months 29 days	6 years 2 months 1 day	6 years 1 month 13 days
Weighted- Average Remaining Contractual Term (Years), Exercisable	5 years 1 month 20 days	5 years 3 months 10 days
Weighted- Average Remaining Contractual Term (Years), Vested and expected to vest	6 years 6 months 29 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding	$ 13,187	$ 54,449	$ 14,742
Aggregate Intrinsic Value, Exercisable		$ 45,211
Aggregate Intrinsic Value, Vested and expected to vest	$ 13,187
Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding	4,889,820
Number of Options, Outstanding		4,889,820
Weighted Average Exercise Price per Share
Weighted- Average Exercise Price per Share, Outstanding	$ 10.39
Weighted- Average Exercise Price per Share, Outstanding		$ 10.39
Weighted Average Remaining Contractual Term (Years)
Weighted- Average Remaining Contractual Term (Years), Outstanding		6 years 2 months 1 day
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding		$ 54,449
Retroactive Application of Reverse Recapitalization
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding	7,784,666
Number of Options, Outstanding		7,784,666
Weighted Average Exercise Price per Share
Weighted- Average Exercise Price per Share, Outstanding	$ (6.38)
Weighted- Average Exercise Price per Share, Outstanding		$ (6.38)